LEASES - Additional balance sheet information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2021
LEASES
Operating lease right-of-use asset	$ 12,943	$ 17,077
Operating leases within other payables	9,290
Operating leases within other long-term liabilities	4,061
Total operating leases	13,351	$ 17,007
ROU assets obtained in exchange for new lease liabilities during the year ended December 31, 2021	$ 3,188
Weighted average lease term - operating leases	1 year 7 months 13 days
Weighted average discount rate - operating leases	1.51%